Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Since the date of the Annual Report on Form 10-K for the year ended December 31, 2019, there have been no material changes to the Company’s significant accounting policies, except as disclosed in this note.
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with a maturity of three months or less and money market accounts to be cash equivalents. At June 30, 2020 and December 31, 2019, the Company had no cash equivalents. The Company maintains its bank accounts with high credit quality financial institutions and has never experienced any losses related to these bank accounts. The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its financial institutions. As part of our ongoing liquidity assessments management evaluates our cash and cash equivalents. The amount of funds held in these accounts can fluctuate due to the timing of receipts and payments in the ordinary course of business and due to other reasons, such as business-development activities so the Company may at times have exposure to cash in excess of FDIC insured limits. At June 30, 2020, total cash in the Company’s bank accounts was $1,334, which exceeded the FDIC coverage limit of $250. There were no accounts that exceeded the FDIC limit at December 31, 2019.
Concentrations of Credit Risk, Customers and Suppliers
Management regularly reviews accounts receivable, and if necessary, establishes an allowance for doubtful accounts that reflects management’s best estimate of amounts that may not be collectible based on historical collection experience and specific customer information. Accounts receivable is non-interest bearing. Credit is issued to customers without collateral. If an account becomes delinquent, management will review if a write off is appropriate. Expense recognized as a result of an allowance for doubtful accounts is classified under general and administrative expenses in the condensed consolidated statements of operations.
For the three and six months ended June 30, 2020 and 2019, the Company did not have any revenue, accounts receivable or supplier concentrations.
Deferred Offering Costs
The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering not be completed, deferred offering costs are charged to operations in accordance with SEC guidance. As of June 30, 2020 and December 31, 2019, deferred offering costs of $0 and $95, respectively, were included as a noncurrent asset on the accompanying condensed consolidated balance sheets related to a July 2018 sales agreement.
Intangible Assets
The Company’s intangible assets consist primarily of intellectual property pertaining to Fortetropin®, including its formula, trademarks, trade secrets, patent application and domain names which were determined to have a fair value of $2,000 as of December 31, 2011. Management determined that the intellectual property had a finite useful life of ten (10) years and began amortizing the asset over its estimated useful life beginning April 2014.
Intangible assets also includes patent costs associated with applying for a patent and being issued a patent. Costs to defend a patent and costs to invalidate a competitor’s patent or patent application are expensed as incurred. Upon issuance of the patent, capitalized patent costs are reclassified from intangibles with indefinite lives to intangibles with finite lives and amortized on a straight-line basis over the shorter of the estimated economic life or the initial term of the patent, generally 20 years.
Our policy is to evaluate intangible assets subject to amortization for possible impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Impairment testing of intangible assets subject to amortization involves comparing the carrying amount of the asset to the forecasted undiscounted future cash flows. In the event the carrying value of the asset exceeds the undiscounted future cash flows, the carrying value is considered not recoverable and an impairment exists. An impairment loss is measured as the excess of the asset’s carrying value over its fair value, calculated using a discounted future cash flow method. Assets which are not impaired may require an adjustment to the remaining useful lives for which to amortize the asset. There were no impairment charges for the three and six months ended June 30, 2020 and 2019. Intangible assets at June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Intangibles with finite lives:
Intellectual property	$2,101	$2,101
Website - qurr.com	380	380
Less: accumulated amortization – intellectual property	(1,310)	(1,205)
Less: accumulated amortization - website	(380)	(380)
Total intangible assets, net	$791	$896
Amortization expense related to intangible assets for the six months ended June 30, 2020 and 2019 was $105 and $165, respectively, and $53 and $103 for the three months ended June 30, 2020 and 2019, respectively.
Net Revenues
Revenue Recognition
Net revenues include products and shipping and handling charges, net of estimates for incentives and other sales allowances or discounts. Our product sales generally do not provide for rights of return. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring products. All revenue is recognized when we satisfy our performance obligations under the contract. We recognize revenue by transferring the promised products to the customer, with revenue recognized at the point in time the customer obtains control of the products. We consider charges associated with shipping and handling activities as costs to fulfill our performance obligations. Using probability assessments, we estimate sales incentives expected to be paid over the term of the contract. The majority of our contracts have a single performance obligation and are short term in nature. Sales taxes that are collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from net revenues.
Disaggregation of Net Revenues
Our net revenues by product type are presented below for the three months ended June 30, 2020 and 2019.

	Three months ended
Product Type	June 30, 2020	June 30, 2019
MYOS Canine Muscle Formula®(1)	$261	$89
Yolked®(2)	53	53
Longevity (includes Qurr®(3) and Physician Muscle Health Formula(4) brands)	4	12
White Label(5)	11	—
Total Net Revenues	$329	$154
Our net revenues by product type are presented below for the six months ended June 30, 2020 and 2019.

	Six months ended
Product Type	June 30, 2020	June 30, 2019
MYOS Canine Muscle Formula®(1)	$477	$150
Yolked®(2)	104	121
Longevity (includes Qurr®(3) and Physician Muscle Health Formula(4) brands)	10	32
White Label(5)	28	—
Total Net Revenues	$619	$303
__________________
(1)Launched in June 2018
(2)Launched in March 2018
(3)Launched in March 2017
(4)Launched in May 2016; relaunched December 2019
(5)Launched in December 2019
Contract Assets and Liabilities
The Company did not have any contract assets and contract liabilities from contracts with customers as of June 30, 2020 or December 31, 2019. Contract liabilities represent payments received from customers for which the Company had not yet satisfied its performance obligation under the contract. For the three and six months ended June 30, 2020 and 2019 there was no revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods.
Advertising, Marketing and Promotions
The Company charges the costs of advertising to sales and marketing expenses as incurred. Advertising and marketing costs were $248 and $467 for the six months ended June 30, 2020 and 2019, respectively, and $70 and $131 for the three months ended June 30, 2020 and 2019, respectively. Advertising costs consisted primarily of marketing costs for our Yolked® and MYOS Canine Muscle Formula® products.
Shipping and Handling Costs
The Company records costs for the shipping and handling of products to its customers in cost of revenues. These expenses were $16 and $16 for the six months ended June 30, 2020 and 2019, respectively and $7 and $10 for the three months ended June 30, 2020 and 2019, respectively.
Research and Development
Research and development expenses consist primarily of the cost of manufacturing our product for clinical study, the cost of conducting clinical studies and the cost of conducting preclinical and research activities. Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are initially capitalized and are then recognized as an expense as the related goods are consumed or the services are performed. Research and development expenses were $27 and $89 for the six months ended June 30, 2020 and 2019, respectively and $5 and $80 for the three months ended June 30, 2020 and 2019, respectively.
Basic and Diluted Loss Per Share
Basic net loss per share is computed by dividing net loss available to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss for the period by the weighted average number of common shares outstanding during the period increased to include the number of additional shares of common stock that would have been outstanding if potential dilutive securities outstanding had been issued. The Company uses the “treasury stock” method to determine the dilutive effect of common stock equivalents such as options, warrants and restricted stock. For the three and six months ended June 30, 2020 and 2019, the Company incurred a net loss. Accordingly, the Company’s common stock equivalents were anti-dilutive and excluded from the diluted net loss per share computation.
The aggregate number of potentially dilutive common stock equivalents outstanding at June 30, 2020 excluded from the diluted net loss per share computation because their inclusion would be anti-dilutive were 1,034,740, which includes warrants to purchase an aggregate of 375,000 shares of common stock and options to purchase an aggregate of 659,740 shares of common stock and rights under the Rights Agreement.
The aggregate number of potentially dilutive common stock equivalents outstanding at June 30, 2019 excluded from the diluted net loss per share computation because their inclusion would be anti-dilutive were 1,216,096, which includes warrants to purchase an aggregate of 663,356 shares of common stock and options to purchase an aggregate of 555,740 shares of common stock.
Income Taxes
On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. Under Accounting Standards Codification Topic 740 (“ASC 740”), Income Taxes, the effects of new legislation are recognized upon enactment. Accordingly, the CARES Act is effective beginning in the quarter ended March 31, 2020. While the Company is currently evaluating how provisions in the CARES Act will impact its condensed consolidated financial statements, it does not currently believe that such provisions will have a material impact on the Company’s condensed consolidated financial statements.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance to U.S. GAAP and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated financial information presented herein reflects all normal adjustments that are, in the opinion of management, necessary for a fair statement of the financial position, results of operations and cash flows for the periods presented. The Company is responsible for the consolidated financial statements included in this proxy statement/prospectus/information statement.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of MYOS RENS Technology Inc. and its wholly-owned subsidiary, Atlas Acquisition Corp. All material intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, equity and the disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.
Significant items subject to such estimates include but are not limited to the valuation of stock-based awards, measurement of allowances for doubtful accounts, inventory reserves, the valuation allowance related to the Company’s deferred tax assets, the selection of asset useful lives, fair value estimations used to test long-lived assets, including intangibles, impairments and provisions necessary for assets and liabilities.
Management’s estimates, including evaluation of impairment of long-lived assets and inventory reserves are based in part on forecasted future results. A variety of factors could cause actual results to differ from forecasted results and these differences could have a significant effect on asset carrying amounts. Management believes that the ability to sell raw materials to a third party in the event the Company does not obtain the requisite amount of revenue.
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with a maturity of three months or less and money market accounts to be cash equivalents. At December 31, 2019 and 2018, the Company had no cash equivalents. The Company maintains its bank accounts with high credit quality financial institutions and has never experienced any losses related to these bank accounts. The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its financial institutions. As part of our ongoing liquidity assessments management evaluates our cash, cash equivalents. The amount of funds held in bank can fluctuate due to the timing of receipts and payments in the ordinary course of business and due to other reasons, such as business-development activities so the Company may at times have exposure to cash in excess of FDIC insured limits. At December 31, 2019, total cash in the Company’s bank accounts was $64, which does not exceed the FDIC coverage limit of $250. There were no accounts that exceeded the FDIC limit at December 31, 2018 as total cash was $15.
Concentrations of Credit Risk, Significant Customers and Significant Supplier
Management regularly reviews accounts receivable, and if necessary, establishes an allowance for doubtful accounts that reflects management’s best estimate of amounts that may not be collectible based on historical collection experience and specific customer information. Accounts receivable is non-interest bearing. Credit is issued to customers without collateral. If an account becomes delinquent, management will review if a write off is appropriate. Expense recognized as a result of an allowance for doubtful accounts is classified under general and administrative expenses in the consolidated statements of operations.
For the year ended December 31, 2019, the Company had a concentration of revenue with one major customer accounting for 20% of total revenue. For the year ended December 31, 2018, the Company had a concentration of revenue with one major customer accounting for 21% of total revenue. A loss of a major customer could have a material adverse effect on future operating results.
As of December 31, 2019, accounts receivable from a customer of $83 amounted to approximately 94% of total accounts receivable of $88. The Company has made an allowance for doubtful accounts for the amounts due from a customer of $83 and has begun legal proceedings to demand payment on the account. The bad debt expense is included in general and administrative expenses within the consolidated statements of operations during the year ended December 31, 2019.
As of December 31, 2018, accounts receivable from a customer amounted to approximately 99% of total accounts receivable. The receivable was paid in full during the first quarter of 2019. As of December 31, 2019 the Company had amounts due from customer of $25 for open receivables and amounts due to customer of $25 for outstanding marketing invoices and returns. We have discussed a right of offset with a customer for the due to of $25 and due from of $25to $0.
Failure to collect these receivables could have a material adverse effect on our future operating results.
The Company had the following concentrations of accounts receivable with customers:

	December 31,
	2019	2018
Major Customer	$83	$77
Direct-to-consumer	5	1
Allowance for doubtful accounts	(83)	—
Accounts receivable, net	$5	$78
The Company had the following concentrations of revenues with customers:

	December 31,
	2019	2018
Significant Customer	20%	21%
Inventory Reserves
Inventories are valued at the lower of cost or net realizable value, with cost determined on a first in, first-out basis. Each quarter the Company evaluates the need for a change in the inventory reserve based on projected future sales and expiration dates of products. Our policy is to recognize an inventory reserve as a loss in earnings in the period in which evidence exists that the net realizable value of inventory is less than its cost due to damage, physical deterioration, obsolescence, and changes in inventory reserve estimates, changes in price levels or other causes. Net realizable value is the estimated selling price in the ordinary course of business, less costs to complete and sell finished goods, including direct selling costs such as transportation and sales commissions as well as inventory write-offs. The multiple possible outcomes that can result from applying lower of cost or net realizable value can make inventory valuation highly complex. For the year ended December 31, 2019, the Company reduced the reserve resulting in recovery of $114 included in cost of goods sold in the consolidated statements of operations. As of December 31, 2019, all expired products had been fully reserved and removed from inventory.
Deferred Offering Costs
The Company defers as other assets the direct incremental costs of raising capital until such time as the offering is completed. At the time of the completion of the offering, the costs are charged against the capital raised. Should the offering not be completed, deferred offering costs are charged to operations during the period in accordance with SEC guidance. Since the February 21, 2017 sales agreement expired by June 30, 2018, the remaining deferred offering costs of $96 on the Company’s consolidated balance sheets were recognized and recorded within the Company’s consolidated statements of operations as general and administrative expenses for the year ended December 31, 2018.
On July 24, 2018, the Company entered into a new sales agreement, incurring $108 of deferred offering costs as of December 31, 2018 which was recorded as a long term asset on the accompanying consolidated balance sheet. As of December 31, 2019, $95 of deferred offering costs is included as a long-term asset on the accompanying consolidated balance sheet. There is no expiration date therefore management monitors the asset for realizability.
Fixed Assets
Fixed assets are stated at cost and depreciated to their estimated residual value over their estimated useful lives of 3 to 7 years. Leasehold improvements are amortized over the lesser of the asset’s useful life or the contractual remaining lease term including expected renewals. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are reversed from the accounts and the resulting gains or losses are included in the Consolidated Statements of Operations. Repairs and maintenance are expensed as incurred.
Depreciation is provided using the straight-line method for all fixed assets.
We review our fixed assets for impairment when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. We use an estimate of future undiscounted net cash flows of the related assets or groups of assets over their remaining lives in measuring whether the assets are recoverable. If the assets are determined to be unrecoverable, an impairment loss is calculated by determining the difference between the carrying values and the estimated fair value. We did not consider any of our fixed assets to be impaired during the years ended December 31, 2019 and 2018.
Intangible Assets
The Company’s intangible assets consist primarily of intellectual property pertaining to Fortetropin®, including its formula, trademarks, trade secrets, patent application and domain names, which were determined to have a fair value of $2,000 as of December 31, 2011. Management determined that the intellectual property had a finite useful life of ten (10) years and began amortizing the asset over its estimated useful life beginning April 2014.
In July 2014, the Company acquired the United States patent application for the manufacture of Fortetropin® from Deutsches Institut fur Lebensmitteltechnik e.V. – the German Institute for Food Technologies (“DIL”). The cost of the patent application, which was capitalized as an intangible asset, was determined to be $101, based on the present value of the minimum guaranteed royalty payable to DIL using a discount rate of 10%. The intangible asset is being amortized over an estimated useful life of ten (10) years.
In March 2017, the Company launched a new product line Qurr® and a related website qurr.com. The Company capitalized $380 of the costs to build the website in accordance with U.S. GAAP and initially amortized this asset over its 60 months useful life to March 2022. As of December 31, 2018 the Company accelerated the amortization of this asset to December 31, 2019 to mirror the expiration date of the remaining Qurr® in its inventory.
Intangible assets also includes patent costs associated with applying for a patent and being issued a patent. Costs to defend a patent and costs to invalidate a competitor’s patent or patent application are expensed as incurred. Upon issuance of the patent, capitalized patent costs are reclassified from intangibles with indefinite lives to intangibles with finite lives and amortized on a straight-line basis over the shorter of the estimated economic life or the initial term of the patent, generally 20 years.
Intangible assets at December 31, 2019 and December 31, 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Intangibles with finite lives:
Intellectual property	$2,101	$2,101
Website - qurr.com	380	380
Less: accumulated amortization - intellectual property	(1,205)	(994)
Less: accumulated amortization - website	(380)	(242)
Total intangibles with finite lives	896	1,245
Intangibles with indefinite lives	—	—
Total intangible assets, net	$896	$1,245
Amortization expense related to intangible assets for the years ended December 31, 2019 and 2018 was $349 and $395.
Impairment testing of intangible assets subject to amortization involves comparing the carrying amount of the asset to the forecasted, undiscounted future cash flows whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. In the event the carrying value of the asset exceeds the undiscounted future cash flows, the carrying value is considered not recoverable and a potential impairment exists. If the Company identifies impairment for long-lived assets, the Company compares the assets’ current carrying value to the assets’ fair value. Fair value is based on current market values. Changes in these underlying assumptions could significantly impact the asset’s estimated fair value.
Based on twenty-two (22) consecutive quarters of minimal revenues combined with changes in the sales channels through which we sell our products and our inability to predict future orders, if any, or to what extent we will be able to secure new distribution arrangements, we tested our intellectual property for impairment in the fourth quarter of 2019 and determined that the asset value was recoverable and therefore no impairment was recognized.
Assuming no additions, disposals or adjustments are made to the carrying values and/or useful lives of the intangible assets, annual amortization expense for intangible assets is estimated to be as follows:

(In thousand $)
Years Ended December 31,	Amount
2020	$210
2021	210
2022	210
2023	210
2024	56
Total	$896
Leases
In February 2016, the Financial Accounting Standards Board (“FASB”) issued its final standard on lease accounting which requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by leases with lease terms of more than 12 months (“ASC 842”). Under ASC 842, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The Company is also required to recognize and measure new leases at the adoption date and recognize a cumulative-effect adjustment in the period of adoption using a modified retrospective approach, with certain practical expedients available.
The Company elected the optional transition method and adopted ASC 842 beginning on January 1, 2019 on a modified retrospective basis with no restatement of prior period amounts. The adoption of ASC 842 did not change the Company’s historical classification of these leases or the straight-line recognition of related expenses. As allowed under ASC 842, the Company elected to apply practical expedients to carry forward the original lease determinations, lease classifications and accounting of initial direct costs for all asset classes at the time of adoption. The Company also elected not to separate lease components from non- lease components and to exclude short-term leases from its consolidated balance sheet. The Company’s adoption of the new standard resulted in the recognition of right-of-use assets of $236 and liabilities of $245, with no material cumulative effect adjustment to equity as of the date of adoption. In connection with the adoption of this guidance, as required, the Company reclassified deferred rent liabilities as reductions to lease assets. Adoption of the new standard did not have a material impact on the Company’s consolidated statements of operations or cash flows.
The impact of the adoption of ASC Topic 842 on the balance sheet as of January 1, 2019 was as follows:

	As Reported December 31, 2018	Adoption of ASC 842	Balance January 1, 2019
Operating lease right-of-use asset	$—	$236	$236
Total assets	$4,455	$236	$4,691
Current liabilities	$1,634	$53	$1,687
Non-current portion of operation lease liability	$—	$193	$193
Total liabilities	$1,634	$246	$1,880
Following the adoption of ASC 842, the Company determines if an arrangement is a lease at inception. Operating lease assets and liabilities are included in operating lease right of use (“ROU”) lease assets, current portion of operating lease liabilities, and long-term operating lease liabilities on the Company’s consolidated balance sheets.
Operating lease right of use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right of use assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Since the Company’s leases do not provide an implicit rate, the
Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The operating lease right of use assets also include any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term along with any variable costs as incurred.
Net Revenue
Effective January 1, 2018, the Company adopted the provisions of Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-9 (“ASU 2014-9”), as amended, using the modified retrospective method. ASU 2014-9, which is codified in the FASB Accounting Standards Codification as Topic 606, Revenue from Contracts with Customers, supersedes nearly all previous revenue recognition guidance under U.S. GAAP and requires revenue to be recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract.
The adoption of ASU 2014-9 did not impact the Company’s timing or amounts of revenue recognition. As such, the Company recorded no transition adjustment as of January 1, 2018. However, the additional required qualitative and quantitative disclosures to Topic 606 are provided below.
Revenue Recognition
Net revenues include products and shipping and handling charges, net of estimates for incentives and other sales allowances or discounts. Our product sales generally do not provide for rights of return. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring products. All revenue is recognized when we satisfy our performance obligations under the contract. We recognize revenue by transferring the promised products to the customer, with revenue recognized at the point in time the customer obtains control of the products. We consider charges associated with shipping and handling activities as costs to fulfill our performance obligations. Using probability assessments, we estimate sales incentives expected to be paid over the term of the contract. The majority of our contracts have a single performance obligation and are short term in nature. Sales taxes that are collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from net sales.
Disaggregation of Revenue
Our net revenues by product type are presented below for the years ended December 31, 2019 and 2018:

	Years ended
Product Type	December 31, 2019	December 31, 2018
MYOS Canine Muscle Formula®(1)	$476	$44
Yolked®(2)	284	117
White label(3)	222	—
Qurr®(4)	40	175
Physician Muscle Health Formula(5)	10	24
Total Net Revenues	$1,032	$360
__________________
(1)MYOS Canine Muscle Formula® launched in June 2018
(2)Yolked® launched in March 2018
(3)White label Fortetropin® blend we produce as it is ordered
(4)Qurr® launched in June 2017
(5)Fortetropin® blend for physicians
Contract Assets and Liabilities
As of December 31, 2019 and 2018, the Company did not have any contract assets and contract liabilities from contracts with customers. The contract liabilities represent payments received from customers for which the Company had not yet satisfied its performance obligation under the contract. During the years ended December 31, 2019 and 2018, there was no revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods.
Advertising, Marketing and Promotions
The Company charges the costs of advertising to sales and marketing expenses as incurred. Advertising and marketing costs were $978 and $308 for the years ended December 31, 2019 and 2018, respectively. For the year ended December 31, 2019, advertising costs consisted primarily of marketing costs for our Yolked® and MYOS Canine Muscle Formula® products. For the year ended December 31, 2018, advertising costs consisted primarily of marketing costs for our Qurr® line of products.
Shipping and Handling Costs
The Company records costs for the shipping and handling of products to our customers in cost of sales. These expenses were $61 and $48 for the years ended December 31, 2019 and 2018, respectively.
Research and Development
Research and development expenses consist primarily of the cost of manufacturing our product for clinical study, the cost of conducting clinical studies and the cost of conducting preclinical and research activities. Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are initially capitalized and are then recognized as an expense as the related goods are consumed or the services are performed. During the years ended December 31, 2019 and 2018, the Company incurred research and development expenses of $145 and $417 respectively. These included payments to DIL for research of $150 for the year ended December 31, 2018.
Share-based Compensation
Share-based payments are measured at their estimated fair value on the date of grant. Share-based compensation expense recognized during a period is based on the estimated number of awards that are ultimately expected to vest. For stock options and restricted stock that do not vest immediately but which contain only a service vesting feature, we recognize compensation cost on the unvested shares and options on a straight-line basis over the remaining vesting period.
The Company uses the Black-Scholes option-pricing model to estimate the fair value of options and the market price of our Common Stock on the date of grant for the fair value of restricted stock issued. Our determination of the fair value of stock-based awards is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, our expected stock price volatility over the term of the awards, and certain other market variables such as the risk-free interest rate.
Segment Information
Accounting Standards Codification (“ASC”) 280, Disclosures about Segments of an Enterprise and Related Information, establishes standards for reporting information about operating segments and requires selected information for those segments to be presented in the financial statements. It also establishes standards for related disclosures about products and services and geographic areas. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. Management has determined that the Company operates in one segment.
Fair Value Measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby observable and unobservable inputs, used in valuation techniques, are assigned a hierarchical level.
The following are the hierarchy levels of inputs to measure fair value:
Level 1:    Inputs that utilize quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2:    Inputs that utilize observable quoted prices for similar assets and liabilities in active markets and observable quoted prices for identical or similar assets in markets that are not very active.
Level 3:    Inputs that utilize unobservable inputs and include valuations of assets or liabilities for which there is little, if any, market activity.
A financial asset or liability’s classification within the above hierarchy is determined based on the lowest level input that is significant to the fair value measurement. At December 31, 2019 and 2018, the Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable and accrued expenses and other current liabilities. Due to their short-term nature, the carrying amounts of the Company’s financial instruments approximated their fair values.
Basic and Diluted Loss per Share
Basic net loss per share is computed by dividing net loss available to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss for the period by the weighted average number of common shares outstanding during the period increased to include the number of additional shares of Common Stock that would have been outstanding if potential dilutive securities outstanding had been issued. The Company uses the “treasury stock” method to determine the dilutive effect of Common Stock equivalents such as options, warrants and restricted stock. For the years ended December 31, 2019 and 2018, the Company incurred a net loss. Accordingly, the Company’s Common Stock equivalents were anti-dilutive and excluded from the diluted net loss per share computation.
The aggregate number of potentially dilutive Common Stock equivalents outstanding at December 31, 2019 excluded from the diluted net loss per share computation because their inclusion would be anti-dilutive were 1,281,736, which includes warrants to purchase an aggregate 663,356 shares of Common Stock, options to purchase an aggregate of 618,380 shares of Common Stock and rights under the Rights Agreement.
The aggregate number of potentially dilutive Common Stock equivalents outstanding at December 31, 2018 excluded from the diluted net loss per share computation because their inclusion would be anti-dilutive were 1,083,082, which includes warrants to purchase an aggregate 821,202 shares of Common Stock, options to purchase an aggregate of 261,880 shares of Common Stock and rights under the Rights Agreement.
Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with ASC 740, Accounting for Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent that the recoverability of the asset is unlikely to be recognized. The Company follows ASC 740 rules governing uncertain tax positions, which provides guidance for recognition and measurement. This prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on recognition, classification and disclosure of these uncertain tax positions. The Company has no uncertain income tax positions.
Interest costs and penalties related to income taxes are classified as interest expense and operating expenses, respectively, in the Company’s financial statements. For the years ended December 31, 2019 and 2018, the Company did not recognize any interest or penalty expense related to income taxes. The Company files income tax returns in the U.S. federal jurisdiction and states in which it does business.

Basis of Presentation and Significant Accounting Policies [Text Block]
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance to U.S. GAAP and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated financial information presented herein reflects all normal adjustments that are, in the opinion of management, necessary for a fair statement of the financial position, results of operations and cash flows for the periods presented. The Company is responsible for the consolidated financial statements included in this proxy statement/prospectus/information statement.